Long-term Debt - Additional Information (Details) $ / shares in Units, $ in Thousands, $ in Millions					3 Months Ended	6 Months Ended
	Apr. 23, 2019 CAD ($) $ / shares shares	Apr. 23, 2019 USD ($)	Mar. 22, 2019 CAD ($)	Feb. 22, 2019 USD ($) $ / shares	Jun. 30, 2020 CAD ($)	Jun. 30, 2020 CAD ($)	Dec. 31, 2019 CAD ($)	Jun. 30, 2019 CAD ($)	May 21, 2019 shares	Dec. 31, 2018 CAD ($)
Disclosure Of Detailed Information About Borrowings [Line Items]
Principal/face amount					$ 10,000	$ 10,000	$ 10,000
Borrowings	$ 141,536				8,785	8,785	8,834
Common shares, issued | shares									2,592,628
Share capital					943,955	943,955	$ 932,951	$ 932,951		$ 583,117
Loss (gain) on extinguishments of liabilities					$ 92,374	$ 92,374
Fourth Loan Agreement | Tranche Nine
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings				$ 10
Date of credit facility drawn				Feb. 22, 2019
Fourth Loan Agreement | Tranche Ten
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings				$ 5
Date of credit facility drawn				Mar. 22, 2019
Fourth Loan Agreement | Tranche Nine and Ten
Disclosure Of Detailed Information About Borrowings [Line Items]
Credit facility, interest rate			8.50%	8.50%
Increase (decrease) in fair value of warrants			$ 1,137
Fair value of transaction costs			45
Fair value of financing fees			1,137
Drawdown on credit facility			$ 18,677
Fourth Loan Agreement | Tranche Nine and Ten | Warrants #9
Disclosure Of Detailed Information About Borrowings [Line Items]
Maximum exercise price of preferred share | $ / shares				$ 1,000.00
Minimum exercise price of preferred share | $ / shares				$ 156.36
Third Original Issue Discount Loan
Disclosure Of Detailed Information About Borrowings [Line Items]
Principal/face amount	$ 10,000
Credit facility, interest rate	10.00%
Conversion price per common share | $ / shares	$ 15.21
Interest due on credit facility	$ 663
Reduction of long-term debt	$ 141,536
Common shares, issued | shares	15,050,312
Share capital	$ 228,915
Loss on extinguishment of loan	87,379
Interest due on credit facility paid in cash	$ 663
Exercise price of warrants per common share | $ / shares	$ 15.21
Warrants maturity date	April 23, 2027	April 23, 2027
Extinguishment of loans following a debt modification	$ 4,667
Recognition of loans following a debt modification	8,521
Gain (loss) on debt extinguishment	$ 3,854
Third Original Issue Discount Loan | Discounted Cash Flow
Disclosure Of Detailed Information About Borrowings [Line Items]
Credit facility, interest rate	15.10%
Third Original Issue Discount Loan | Bottom of Range
Disclosure Of Detailed Information About Borrowings [Line Items]
Principal/face amount	$ 10,000
US Credit Facility Agreement
Disclosure Of Detailed Information About Borrowings [Line Items]
Drawdown on credit facility		$ 95
Original Issue Discount Loan Agreement | Top of Range
Disclosure Of Detailed Information About Borrowings [Line Items]
Principal/face amount	$ 99,552
S A L P
Disclosure Of Detailed Information About Borrowings [Line Items]
Maturity date						April 23, 2024
Credit facility, interest rate					10.00%	10.00%	10.00%
Effective Interest Rate
Disclosure Of Detailed Information About Borrowings [Line Items]
Credit facility, interest rate					15.05%	15.05%	15.05%